GENERAL (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 14, 2016	Mar. 11, 2016	Mar. 22, 2016	Dec. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Sep. 18, 2015	Jul. 01, 2015
Business Acquisition [Line Items]
Goodwill from acquisitions					$ 24,346	[1]	$ 651,892	[2]
Goodwill				$ 1,284,710	1,318,242		1,284,710		$ 651,112
Acquisition costs					970		9,348
Net operating losses carryforward				$ 82,243	79,196		82,243
Depreciation expense					0		0		724
Amortization expense					0		$ 0		4,362
Cyber and Intelligence operation [Member]
Business Acquisition [Line Items]
Total consideration of sale											$ 151,583
Cash in sale											111,583
Earn out based on future business performance											$ 40,000
Capital gain									101,847
Physical Security operation [Member]
Business Acquisition [Line Items]
Total consideration of sale										$ 92,475
Cash in sale										74,551
Note receivable										2,924
Earn out based on future business performance										15,000
Capital gain									$ 45,487
Amount of goodwill										$ 35,554
Business Acquisitions [Member]
Business Acquisition [Line Items]
Consideration transferred in acquisition					76,870
Total assets acquired					2,291
Total liabilities assumed					51,015
Goodwill					28,145
inContact [Member]
Business Acquisition [Line Items]
Goodwill from acquisitions	$ 559,372				$ 559,372
Consideration transferred in acquisition	1,050,054
Total assets acquired	1,240,678
Total liabilities assumed	190,624
Goodwill	559,372
Conversion of inContact Notes	139,438
Cash out options and Restricted shares	$ 25,366
Dividend yield	0.00%
Percentage of consolidated total assets constituted by acquired entity				4.20%			4.20%
Percentage of consolidated net income constituted by acquired entity from acquisition date				1.20%
inContact [Member] | Minimum [Member]
Business Acquisition [Line Items]
Expected life	12 months
Risk-free interest rate	0.58%
Expected volatility	21.05%
inContact [Member] | Maximum [Member]
Business Acquisition [Line Items]
Expected life	74 months
Risk-free interest rate	1.22%
Expected volatility	25.92%
Nexidia [Member]
Business Acquisition [Line Items]
Consideration transferred in acquisition			$ 135,150
Total assets acquired			156,892
Total liabilities assumed			21,742
Goodwill			$ 75,647
Voiceprint International, Inc [Member]
Business Acquisition [Line Items]
Goodwill from acquisitions		$ 16,873
Customer relationships		8,500
Consideration transferred in acquisition		$ 21,720
Expected life		6 years

[1]	Includes a reduction of $3,799 of goodwill in respect of 2016 acquisition resulted from a finalization of purchase price allocation.
[2]	including a goodwill balance of $559,372 related to the acquisition of inContact.